SHORT-TERM INVESTMENTS	12 Months Ended
Jun. 30, 2016
Short-term Investments [Abstract]
SHORT-TERM INVESTMENTS

NOTE 5. SHORT-TERM INVESTMENTS

Short-term investments as of June 30, 2016 and 2015 represented transactional mutual debt fund products that Dongsheng Guarantee, Jinshang Leasing and Tianjin Jiaming purchased from other financial institutions. The term for the investments is one year, three or five years, and Dongsheng Guarantee, Jinshang Leasing and Tianjin Jiaming were entitled to redeem or transfer the investments at any time during the term. Interest from the investments varies from 5% to 15% annually, with deduction of a management fee, and was receivable quarterly, annually or upon maturity.

The balances at June 30, 2016 and 2015, by contractual maturity, were due in one year, three or five years. Actual maturities may differ from contractual maturities because of the Company’s WFOEs’ rights to redeem.

Contractual maturity of the balances at June 30, 2016 and 2015 were as follow:

	June 30, 2016	June 30, 2015
Maturing within one year	$23,167,933	$46,654,007
Maturing within three years	13,572,204	14,732,844
Maturing within five years	113,101,701	122,773,704
Total	$149,841,838	$184,160,555

Interest income from short-term investments was $13,958,540 and $16,657,246 for the years ended June 30, 2016 and 2015, respectively. Earned but uncollected interests were $1,021,306 and $247,912 as of June 30, 2016 and 2015, respectively.